Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates and joint ventures

NOTE 10   Interests in associates and joint ventures

The interests in associates and joint ventures included the activities of Orange as an operator in various African and Middle Eastern countries, including in particular Tunisia and Mauritius.

(in millions of euros)	2018	2017	2016
Interests in associates - in the opening balance	77	130	162
Dividends	(3)	—	—
Share of profits (losses)	3	6	20
Impairment	—	—	(66)
Change in components of other comprehensive income	—	(9)	(0)
Changes in the scope of consolidation	(1)	(3)	(2)
Translation adjustment	5	(2)	3
Reclassifications and other items	23	(45)	13
Reclassification as held for sale	—	—	—
Interests in associates - in the closing balance	104	77	130

Changes in other comprehensive income of associates and joint ventures (excluding "assets held-for-sale") are presented below:

(in millions of euros)	2018	2017	2016
Profit (loss) recognized in other comprehensive income during the period	—	(9)	—
Reclassification to net income for the period	—	—	—
Other comprehensive income of associates and joint venture – continuing operations	—	(9)	—

The unrecognized contractual commitments entered into by the Group relating to the interests in associates and joint ventures are described in Note 14.

The operations performed between the Group and the interests in associates and joint ventures are reflected as follow in Orange’s consolidated financial statements:

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Assets
Non-current financial assets	(0)	2	—
Trade receivables	31	30	55
Current financial assets	(1)	(2)	(1)
Other current assets	0	0	—
Liabilities
Current liabilities	7	4	7
Trade payables	9	8	15
Other current liabilities	0	—	1
Deferred income	—	—	45
Income statement
Revenue	13	15	19
Other operating income	8	18	35
External purchases and other operating expenses	(66)	(57)	(67)
Finance cost, net	0	0	1

Accounting policies

The carrying amount accounted for under the equity method corresponds to the initial acquisition cost increased to recognize the share of the profit or loss in the period. If an associate incurs losses and the carrying amount of the investment is reduced to zero, the Group ceases to recognize the additional share of losses since it has no commitment beyond its investment.

An impairment test is performed at least annually and when there is objective evidence of impairment, for instance a decrease in the quoted price when the investee is listed, significant financial difficulty of the entity, observable data indicating that there is a measurable decrease in the estimated future cash flows, or information about significant changes having an adverse effect on the entity.

An impairment loss is recorded when the recoverable amount is lower than the carrying amount, the recoverable amount being the higher of the value in use and the fair value less costs to sell. The unit of account is the whole investment. Any impairment is recognized as “Share of profits (losses) of associates and joint ventures”. Impairment losses shall be reversed once the recoverable amount exceeds the carrying amount.